UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Mutual Fund Group, Inc.

Schedule of Portfolio Investments as of March 31, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.5%
Consumer Discretionary — 20.5%
	Distributors — 1.0%
1,551	Genuine Parts Co.	120,987

	Hotels, Restaurants & Leisure — 2.4%
1,530	Darden Restaurants, Inc.	79,088
2,941	Marriott International, Inc., Class A	124,184
1,423	Yum! Brands, Inc.	102,383

		305,655

	Household Durables — 1.6%
986	Jarden Corp. (a)	42,243
1,349	Mohawk Industries, Inc. (a)	152,552

		194,795

	Internet & Catalog Retail — 1.3%
1,641	Expedia, Inc.	98,461
1,211	TripAdvisor, Inc. (a)	63,589

		162,050

	Media — 2.5%
1,360	Cablevision Systems Corp., Class A	20,341
2,141	CBS Corp. (Non-Voting), Class B	99,985
2,612	Clear Channel Outdoor Holdings, Inc., Class A (a)	19,567
3,679	DISH Network Corp., Class A	139,436
1,574	Gannett Co., Inc.	34,432

		313,761

	Multiline Retail — 2.5%
2,471	Family Dollar Stores, Inc.	145,899
3,633	Kohl’s Corp.	167,568

		313,467

	Specialty Retail — 7.6%
462	AutoZone, Inc. (a)	183,343
2,496	Bed Bath & Beyond, Inc. (a)	160,810
4,208	Gap, Inc. (The)	148,956
1,549	PetSmart, Inc.	96,166
1,171	Tiffany & Co.	81,438
2,791	TJX Cos., Inc.	130,494
2,937	Williams-Sonoma, Inc.	151,331

		952,538

	Textiles, Apparel & Luxury Goods — 1.6%
1,019	PVH Corp.	108,808
574	V.F. Corp.	96,268

		205,076

	Total Consumer Discretionary	2,568,329

Consumer Staples — 4.7%
	Beverages — 2.4%
2,106	Beam, Inc.	133,819
917	Brown-Forman Corp., Class B	65,438
2,270	Dr. Pepper Snapple Group, Inc.	106,582

		305,839

	Food Products — 1.3%
1,368	Hershey Co. (The)	119,778
417	JM Smucker Co. (The)	41,303

		161,081

	Household Products — 1.0%
1,236	Energizer Holdings, Inc.	123,246

	Total Consumer Staples	590,166

Energy — 6.8%
	Oil, Gas & Consumable Fuels — 6.8%
1,959	Devon Energy Corp.	110,531
3,403	Energen Corp.	176,992
1,681	EQT Corp.	113,859
1,884	Marathon Petroleum Corp.	168,806
1,477	PBF Energy, Inc.	54,907
3,081	QEP Resources, Inc.	98,102
3,236	Williams Cos., Inc. (The)	121,226

	Total Energy	844,423

Financials — 25.2%
	Capital Markets — 5.5%
2,458	Ameriprise Financial, Inc.	180,997
6,757	Charles Schwab Corp. (The)	119,540
4,658	Invesco Ltd.	134,896
2,037	Northern Trust Corp.	111,122
1,902	T. Rowe Price Group, Inc.	142,420

		688,975

	Commercial Banks — 5.8%
1,329	City National Corp.	78,320
855	Cullen/Frost Bankers, Inc.	53,454
10,023	Fifth Third Bancorp	163,478
1,475	First Republic Bank	56,946
6,031	Huntington Bancshares, Inc.	44,572
1,366	M&T Bank Corp.	140,899
4,143	SunTrust Banks, Inc.	119,370
2,562	Zions Bancorp	64,036

		721,075

	Insurance — 9.4%
308	Alleghany Corp. (a)	122,037
1,253	Chubb Corp. (The)	109,646

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
3,451	Hartford Financial Services Group, Inc.	89,024
4,817	Loews Corp.	212,295
5,009	Marsh & McLennan Cos., Inc.	190,178
5,505	Old Republic International Corp.	69,968
2,227	OneBeacon Insurance Group Ltd., Class A	30,108
4,281	Unum Group	120,932
2,549	W.R. Berkley Corp.	113,087
3,850	XL Group plc, (Ireland)	116,642

		1,173,917

	Real Estate Investment Trusts (REITs) — 3.0%
5,581	Annaly Capital Management, Inc.	88,680
1,914	HCP, Inc.	95,455
1,798	Regency Centers Corp.	95,128
1,217	Vornado Realty Trust	101,750

		381,013

	Real Estate Management & Development — 0.7%
4,973	Brookfield Office Properties, Inc.	85,380

	Thrifts & Mortgage Finance — 0.8%
2,015	Capitol Federal Financial, Inc.	24,326
5,936	People’s United Financial, Inc.	79,779

		104,105

	Total Financials	3,154,465

Health Care — 4.2%
	Health Care Equipment & Supplies — 0.6%
2,111	CareFusion Corp. (a)	73,850

	Health Care Providers & Services — 3.6%
2,358	AmerisourceBergen Corp.	121,341
2,466	Cigna Corp.	153,792
966	Henry Schein, Inc. (a)	89,427
1,268	Humana, Inc.	87,663

		452,223

	Total Health Care	526,073

Industrials — 9.7%
	Aerospace & Defense — 0.5%
862	Alliant Techsystems, Inc.	62,466

	Building Products — 0.8%
2,829	Fortune Brands Home & Security, Inc. (a)	105,886

	Commercial Services & Supplies — 0.7%
2,636	Republic Services, Inc.	86,985

	Electrical Equipment — 2.2%
3,047	AMETEK, Inc.	132,098
1,772	Regal-Beloit Corp.	144,547

		276,645

	Industrial Conglomerates — 0.9%
1,674	Carlisle Cos., Inc.	113,473

	Machinery — 2.6%
2,430	IDEX Corp.	129,790
3,002	Rexnord Corp. (a)	63,738
1,539	Snap-on, Inc.	127,239

		320,767

	Professional Services — 1.0%
2,196	Equifax, Inc.	126,440

	Trading Companies & Distributors — 1.0%
1,473	MSC Industrial Direct Co., Inc., Class A	126,352

	Total Industrials	1,219,014

Information Technology — 7.4%
	Electronic Equipment, Instruments & Components — 2.6%
2,354	Amphenol Corp., Class A	175,735
3,688	Arrow Electronics, Inc. (a)	149,820

		325,555

	IT Services — 1.3%
3,489	Jack Henry & Associates, Inc.	161,248

	Semiconductors & Semiconductor Equipment — 2.6%
3,904	Analog Devices, Inc.	181,507
3,606	Xilinx, Inc.	137,647

		319,154

	Software — 0.9%
3,203	Synopsys, Inc. (a)	114,917

	Total Information Technology	920,874

Materials — 7.5%
	Chemicals — 4.0%
1,514	Airgas, Inc.	150,143
2,304	Albemarle Corp.	144,024
539	Sherwin-Williams Co. (The)	91,083
1,558	Sigma-Aldrich Corp.	121,010

		506,260

	Containers & Packaging — 3.5%
4,134	Ball Corp.	196,673
1,195	Rock Tenn Co., Class A	110,847
2,684	Silgan Holdings, Inc.	126,815

		434,335

	Total Materials	940,595

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
Telecommunication Services — 0.3%
	Wireless Telecommunication Services — 0.3%
1,585	Telephone & Data Systems, Inc.	33,402

Utilities — 9.2%
	Electric Utilities — 3.1%
6,304	NV Energy, Inc.	126,278
3,925	Westar Energy, Inc.	130,224
4,275	Xcel Energy, Inc.	126,966

		383,468

	Gas Utilities — 0.6%
791	ONEOK, Inc.	37,709
1,816	Questar Corp.	44,183

		81,892

	Multi-Utilities — 5.5%
5,509	CenterPoint Energy, Inc.	131,988
5,080	CMS Energy Corp.	141,934
5,200	NiSource, Inc.	152,564
1,728	Sempra Energy	138,145
2,746	Wisconsin Energy Corp.	117,772

		682,403

	Total Utilities	1,147,763

	Total Common Stocks (Cost $8,641,864)	11,945,104

Short-Term Investment — 4.5%
	Investment Company — 4.5%
559,189	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $559,189)	559,189

	Total Investments — 100.0% (Cost $9,201,053)	12,504,293
	Liabilities in Excess of Other Assets — 0.0% (g)	(5,152)

	NET ASSETS — 100.0%	$12,499,141

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,356,259
Aggregate gross unrealized depreciation	(53,019)

Net unrealized appreciation/depreciation	$3,303,240

Federal income tax cost of investments	$9,201,053

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,504,293	$—	$—	$12,504,293

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 29, 2013

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
May 29, 2013